Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2021
Registrant Name	dei_EntityRegistrantName	JOHN HANCOCK SOVEREIGN BOND FUND
Central Index Key	dei_EntityCentralIndexKey	0000045288
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 24, 2021
Document Effective Date	dei_DocumentEffectiveDate	Oct. 01, 2021
Prospectus Date	rr_ProspectusDate	Oct. 01, 2021